FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09571

Nuveen Senior Income Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Jessica R. Droeger - Vice President and Secretary

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: December 31

Date of reporting period: June 30, 2004

Nuveen Senior Income Fund

For the Year Ending June 30, 2004

Security Name	Ticker Symbol	Cusip	Shareholder Meeting Date	Items Voted Upon	Proposed	Voted	How Fund Voted	For/Against Management

Washington Group International Inc.	WGII	938862208	5/07/2004	1) Declassify the Board of Directors	Mgmt	No	Did not vote	—

				2) Elect Directors (4)	Mgmt	No	Did not vote	—

				3) Ratify Auditors	Mgmt	No	Did not vote	—

				4) Approve Omnibus Stock Plan	Mgmt	No	Did not vote	—

GenTek Inc.	GETI.OB	37245X203	5/12/2004	1) Elect Directors (2)	Mgmt	No	Did not vote	—

				2) Ratify Auditors	Mgmt	No	Did not vote	—

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Senior Income Fund

By

/s/ Jessica R. Droeger - Vice President and Secretary

Date

August 30, 2004